Warrants (Tables)	6 Months Ended
Mar. 31, 2026
Warrants
Schedule of fair value of key inputs to the Monte Carlo Simulation Model

February 26, 2026
Stock Price	$7.96
Exercise Price	$9.00
Volatility	73.0%
Risk free rate of return	3.54%
Term to maturity (years)	5.00
Term to financing (years)	2.50